RELATED PARTY TRANSACTIONS AND BALANCES - Additional Information (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Dec. 31, 2021	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Related Party Transaction
Amounts due from related parties			$ 2,806,910	¥ 19,928,781		¥ 425,741,077
Hanyuan
Related Party Transaction
Percentage of equity interests disposed		5.00%
Hanyuan | Related party
Related Party Transaction
Amounts due from related parties			$ 948,320	6,732,977		6,643,508
GTI | Related party
Related Party Transaction
Amounts due from related parties						326,440,000
GTI | Da Niang Dumpling Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Related Party Transaction
Percentage of equity interests disposed	100.00%
GTI | Bellagio Cafe Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Related Party Transaction
Percentage of equity interests disposed	83.90%
Yibon
Related Party Transaction
Interest rate percentage			6.00%
Yibon | Related party
Related Party Transaction
Amounts due from related parties			$ 1,031,176	7,321,246		¥ 7,039,315
Wen Qi
Related Party Transaction
Interest rate percentage			7.90%
Wen Qi | Related party
Related Party Transaction
Amounts due from related parties			$ 332,399	¥ 2,360,000
GTI, Aotao And Beifu HK | Related party
Related Party Transaction
Amounts due from related parties	$ 56,310,652				¥ 399,800,000